Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2012
Financial Instruments [Abstract]
Schedule Of Amounts Included In Earnings And Other Comprehensive Income

		Gain (Loss) to Earnings			Gain (Loss) to OCI
		2010	2011	2012	2010	2011	2012
	Location
Foreign currency	Sales	$(5)	11	3	11	2	16
Foreign currency	Cost of sales	6	22	5	30	(16)	42
Commodity	Cost of sales	42	52	(42)	44	(58)	43
Foreign currency	Other deductions, net	117	9	45
Total		$160	94	11	85	(72)	101

Schedule Of Fair Values Of Derivative Contracts Outstanding

	2011		2012
	Assets	Liabilities	Assets	Liabilities
Foreign Currency	$17	48	31	8
Commodity	$—	83	9	7